OTHER ASSETS (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS
Tenant inducements	2,171	1,976
Deferred leasing costs	1,041	1,195
Deferred financing costs	222
Long-term receivables	98	427
Other assets	3,532	3,598